Investment and other income (Tables)	12 Months Ended
Mar. 31, 2022
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Detailed Information about Investment and Other Income

For the year ended March 31,	2020	2021	2022	2022
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Fair value gain on financial assets held for trading / fair value through profit or loss (FVTPL) (1)	5,574	9,340	2,087	28
Interest and dividend Income:
Interest income on financial assets held for trading/FVTPL	10,169	4,779	3,925	52
Interest income on bank deposits at amortized cost	2,183	5,649	5,371	70
Interest income on loans and receivables at amortized cost (Refer Note 35(b))	4,518	9,806	9,538	126
Other interest income	287	810	21	0
Dividend income on available for sale investments held at FVOCI	17	17	16	0
Dividend income – financial assets held for trading/FVTPL	477	13	2	0
Bargain gain net of acquisition cost	—	1,232	—	—
Foreign exchange gain/ (loss) net	2,489	531	(1,013)	(13)

	25,714	32,177	19,947	263

Notes:

(1)	Income for the year ended March 31, 2020 includes mark to market loss of ₹ 3,624 million relating to structured investments purchased from Volcan Investments Limited (Refer Note 35(f)).